Prepayments, receivables and other assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Prepayments Receivables And Other Assets Net
Provision for credit loss	$ 373	$ 874	$ 47